Off-balance sheet accounts	12 Months Ended
Dec. 31, 2025
Off Balance Sheet Accounts [Abstract]
Off-balance sheet accounts
18.
Off-balance sheet accounts
(a)
The table below presents the components of this caption:

	2025	2024
	S/(000)	S/(000)
Contingent credits - indirect loans (b), Note 6(a)
Guarantees and stand-by letters	5,149,829	4,695,331
Import and export letters of credit	417,893	373,363
	5,567,722	5,068,694
Derivatives
Held for trading: Note 10(b)
Forward foreign currency agreements, see Note 29.2(b)(i):
Forward currency agreements – purchase	1,947,184	2,514,195
Forward currency agreements – sale	4,153,473	4,078,348
Forward foreign currency agreements in other currencies	954,509	499,528
Foreign currency options	1,920	2,518
Swap agreements, see Note 29.2(b)(ii):
Currency swaps: Foreign currency delivery / receipt in Soles	115,284	156,678
Currency swaps: Soles delivery / receipt in foreign currency	665,899	1,742,670
Interest rate swaps	3,418,425	1,742,139
Designated as hedges: Note 10(b)
Cash flows:
Cross currency swaps	2,018,800	2,334,880
	13,275,494	13,070,956
Responsibilities for credit lines granted (cancellable) (c)	11,406,827	10,564,239
Responsibilities for credit lines – commercial and others (d)	3,007,226	2,972,089
Total	33,257,269	31,675,978

(b)
In the normal course of its operations, the Group performs contingent operations (indirect loans). These transactions expose the Group to additional credit risks to the amounts recognized in the consolidated statement of financial position.

The Group applies the same credit policies for granting and evaluating the provisions required for direct loans when performing contingent operations (see Note 6(a)), including obtaining guarantees when deemed necessary. Guarantees vary and include deposits in financial institutions or other assets.

Taking into account that most of the contingent operations are expected to expire without the Group having to disburse cash, the total committed amounts do not necessarily represent future cash requirements.

(c)
Responsibilities under credit lines agreements include consumer credit lines and other consumer loans that are cancellable by the Interbank.

(d)
Corresponds to commitments of disbursement of future loans that Interbank has committed to carry out; provided that the borrower complies with the obligations under the corresponding loan agreements, however, they may be cancelled by Interbank.